Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

MassMutual Premier U.S. Government Money Market Fund

MassMutual Premier Short-Duration Bond Fund

MassMutual Premier Inflation-Protected and Income Fund

MassMutual Premier Core Bond Fund

MassMutual Premier Diversified Bond Fund

MassMutual Premier High Yield Fund

MassMutual Premier Balanced Fund

MassMutual Premier Disciplined Value Fund

MassMutual Premier Disciplined Growth Fund

Supplement dated September 12, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MassMutual Premier U.S. Government Money Market Fund, MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier High Yield Fund, MassMutual Premier Balanced Fund, MassMutual Premier Disciplined Value Fund, and MassMutual Premier Disciplined Growth Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual Premier High Yield Fund, and MassMutual Premier Balanced Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

MassMutual Premier U.S. Government Money Market Fund

Supplement dated September 12, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MassMutual Premier U.S. Government Money Market Fund, MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier High Yield Fund, MassMutual Premier Balanced Fund, MassMutual Premier Disciplined Value Fund, and MassMutual Premier Disciplined Growth Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual Premier High Yield Fund, and MassMutual Premier Balanced Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Short-Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Short-Duration Bond Fund

Supplement dated September 12, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MassMutual Premier U.S. Government Money Market Fund, MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier High Yield Fund, MassMutual Premier Balanced Fund, MassMutual Premier Disciplined Value Fund, and MassMutual Premier Disciplined Growth Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual Premier High Yield Fund, and MassMutual Premier Balanced Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Inflation-Protected and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Inflation-Protected and Income Fund

Supplement dated September 12, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MassMutual Premier U.S. Government Money Market Fund, MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier High Yield Fund, MassMutual Premier Balanced Fund, MassMutual Premier Disciplined Value Fund, and MassMutual Premier Disciplined Growth Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual Premier High Yield Fund, and MassMutual Premier Balanced Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Core Bond Fund

Supplement dated September 12, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MassMutual Premier U.S. Government Money Market Fund, MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier High Yield Fund, MassMutual Premier Balanced Fund, MassMutual Premier Disciplined Value Fund, and MassMutual Premier Disciplined Growth Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual Premier High Yield Fund, and MassMutual Premier Balanced Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Diversified Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Diversified Bond Fund

Supplement dated September 12, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MassMutual Premier U.S. Government Money Market Fund, MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier High Yield Fund, MassMutual Premier Balanced Fund, MassMutual Premier Disciplined Value Fund, and MassMutual Premier Disciplined Growth Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual Premier High Yield Fund, and MassMutual Premier Balanced Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

MassMutual Premier High Yield Fund

Supplement dated September 12, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MassMutual Premier U.S. Government Money Market Fund, MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier High Yield Fund, MassMutual Premier Balanced Fund, MassMutual Premier Disciplined Value Fund, and MassMutual Premier Disciplined Growth Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual Premier High Yield Fund, and MassMutual Premier Balanced Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Balanced Fund

Supplement dated September 12, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MassMutual Premier U.S. Government Money Market Fund, MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier High Yield Fund, MassMutual Premier Balanced Fund, MassMutual Premier Disciplined Value Fund, and MassMutual Premier Disciplined Growth Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual Premier High Yield Fund, and MassMutual Premier Balanced Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Disciplined Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Disciplined Value Fund

Supplement dated September 12, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MassMutual Premier U.S. Government Money Market Fund, MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier High Yield Fund, MassMutual Premier Balanced Fund, MassMutual Premier Disciplined Value Fund, and MassMutual Premier Disciplined Growth Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual Premier High Yield Fund, and MassMutual Premier Balanced Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Disciplined Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Disciplined Growth Fund

Supplement dated September 12, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MassMutual Premier U.S. Government Money Market Fund, MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier High Yield Fund, MassMutual Premier Balanced Fund, MassMutual Premier Disciplined Value Fund, and MassMutual Premier Disciplined Growth Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual Premier High Yield Fund, and MassMutual Premier Balanced Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE